Subsequent Events (Detail) - USD ($) $ / shares in Units, $ in Millions						9 Months Ended
	Jul. 03, 2018	Apr. 24, 2018	Mar. 01, 2018	Jan. 30, 2018	May 02, 2017	Sep. 30, 2018	Mar. 14, 2018
Subsequent Event [Line Items]
Proceeds from Issuance or Sale of Equity				$ 52.5
Sale of Stock, Number of Shares Issued in Transaction						54,750
Subsequent Event
Subsequent Event [Line Items]
Proceeds from Issuance or Sale of Equity				$ 52.5
Sale of Stock, Number of Shares Issued in Transaction			54,750
Minimum
Subsequent Event [Line Items]
Capital Leases and Purchase Money Indebtedness							$ 35.0
Minimum | Subsequent Event
Subsequent Event [Line Items]
Capital Leases and Purchase Money Indebtedness							35.0
Maximum
Subsequent Event [Line Items]
Capital Leases and Purchase Money Indebtedness							60.0
Maximum | Subsequent Event
Subsequent Event [Line Items]
Capital Leases and Purchase Money Indebtedness							$ 60.0
London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate				2.25%
London Interbank Offered Rate (LIBOR) | Subsequent Event
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate				2.25%
Base Rate
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate				1.25%
Base Rate | Subsequent Event
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate				1.25%
Series E-1 Preferred Stock [Member]
Subsequent Event [Line Items]
Proceeds from Issuance or Sale of Equity						$ 17.5
Sale of Stock, Number of Shares Issued in Transaction						17,500
Share issued, price per share (in dollars per share)						$ 1,000
Series E-1 Preferred Stock [Member] | Subsequent Event
Subsequent Event [Line Items]
Proceeds from Issuance or Sale of Equity		$ 17.5	$ 17.5
Sale of Stock, Number of Shares Issued in Transaction		18,228	17,500
Share issued, price per share (in dollars per share)			$ 1,000
Debt Instrument, Redemption Price, Percentage			103.50%
Debt Instrument, Redemption Price, Percentage, Option Two			106.50%
Series E-1 Preferred Stock [Member] | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate					3.00%
Series E-1 Preferred Stock [Member] | London Interbank Offered Rate (LIBOR) | Minimum
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate					5.25%
Series E-1 Preferred Stock [Member] | London Interbank Offered Rate (LIBOR) | Maximum
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate					8.50%
Series E-1 Preferred Stock, Option 2 [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction						18,228
Share issued, price per share (in dollars per share)						$ 960
Series E-1 Preferred Stock, Option 2 [Member] | Subsequent Event
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			18,228
Share issued, price per share (in dollars per share)			$ 960
Series E-1 Preferred Stock, Option 3 [Member]
Subsequent Event [Line Items]
Proceeds from Issuance or Sale of Equity	$ 17.5
Sale of Stock, Number of Shares Issued in Transaction	19,022					19,022
Share issued, price per share (in dollars per share)						$ 920
Series E-1 Preferred Stock, Option 3 [Member] | Subsequent Event
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			19,022
Share issued, price per share (in dollars per share)			$ 920